Document and Entity Information	Dec. 22, 2019
Document and Entity Information [Abstract]
Entity Central Index Key	0001001316
Amendment Flag	false
Document Type	8-K
Document Period End Date	Dec. 22, 2019
Entity Registrant Name	TG Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32639
Entity Tax Identification Number	36-3898269
Entity Address, Address Line One	2 Gansevoort Street, 9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	554-4484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TGTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false